SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

	For the year ended December 31, 2022
	Clean Food Platform	Technical Service	Total
Revenues	$2,144,217	$8,834,354	$10,978,571
Cost of goods sold	1,905,036	7,898,847	9,803,883
Gross profit	239,181	935,507	1,174,688
Depreciation and amortization	87,973	-	87,973
Capital expenditures	19,437	6,479	25,916
(Loss) Income from operations	(3,543,160)	(196,210)	(3,739,370)
Provision for income taxes	8,917	202,227	211,144
Segment loss	(4,576,496)	(6,643,355)	(11,219,851)
Segment assets	$36,397,974	$1,455,387	$37,853,361

	For the year ended December 31, 2021
	Clean Food Platform	Restaurant	Others	Total
Revenues	$12,145,531	$100,945	$11,975	$12,258,451
Cost of goods sold	9,343,635	74,949	22	9,418,606
Gross profit	2,801,896	25,996	11,953	2,839,845
Depreciation and amortization	237,366	124,215	26,738	388,319
Capital expenditures	49,772	2,912	28,513	81,197
Loss from operations	(693,466)	(259,274)	(148,957)	(1,101,697)
Provision for income taxes	-	-	-	-
Segment loss	(712,163)	(256,503)	(148,920)	(1,117,586)
Segment assets	$1,891,075	$123,940	$26,275,025	$28,290,040

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15. SEGMENT REPORTING (CONTINUED)

	For the year ended December 31, 2020
	Clean Food Platform	Restaurant	Others	Total
Revenues	$22,096,730	$28,590	$-	$22,125,320
Cost of goods sold	17,967,581	12	-	17,967,593
Gross profit	4,129,149	28,578	-	4,157,727
Depreciation and amortization	200,921	106,540	102	307,563
Capital expenditures	5,063	18,766	3,876	27,705
Loss from operations	(1,841,174)	(134,053)	(262,093)	(2,237,320)
Provision for income taxes	-	-	-	-
Segment loss	(1,822,536)	(133,433)	(262,093)	(2,218,062)
Segment assets	$10,853,114	$443,595	$26,166,168	$37,462,877